Statements of Income - Non-financial Services and Financial Services Businesses (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Non Financial Services Businesses USD ($)	Mar. 31, 2012 Non Financial Services Businesses JPY (¥)	Mar. 31, 2011 Non Financial Services Businesses JPY (¥)	Mar. 31, 2010 Non Financial Services Businesses JPY (¥)	Mar. 31, 2012 Financial Services Businesses USD ($)	Mar. 31, 2012 Financial Services Businesses JPY (¥)	Mar. 31, 2011 Financial Services Businesses JPY (¥)	Mar. 31, 2010 Financial Services Businesses JPY (¥)
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net revenues	$ 226,106	¥ 18,583,653	¥ 18,993,688	¥ 18,950,973	$ 213,345	¥ 17,534,872	¥ 17,826,986	¥ 17,732,143	$ 13,388	¥ 1,100,324	¥ 1,192,205	¥ 1,245,407
Eliminations	0	(44)	(2,281)	(112)
Costs and expenses
Cost of revenues					192,196	15,796,635	15,986,741	15,973,442	7,490	615,563	636,374	716,997
Selling, general and administrative	22,380	1,839,462	1,910,083	2,119,660	20,404	1,676,999	1,723,071	1,854,710	2,170	178,323	197,551	281,483
Total costs and expenses	221,779	18,228,026	18,525,409	18,803,457	212,600	17,473,634	17,709,812	17,828,152	9,660	793,886	833,925	998,480
Operating income	4,327	355,627	468,279	147,516	745	61,238	117,174	(96,009)	3,728	306,438	358,280	246,927
Other income (expense), net	940	77,246	95,011	143,952	851	69,935	88,840	144,625	(57)	(4,679)	1,349	(3,923)
Income before income taxes and equity in earnings of affiliated companies	5,267	432,873	563,290	291,468	1,596	131,173	206,014	48,616	3,671	301,759	359,629	243,004
Provision for income taxes	3,191	262,272	312,821	92,664	1,722	141,558	178,795	42,342	1,468	120,725	134,094	50,362
Equity in earnings (losses) of affiliated companies	2,405	197,701	215,016	45,408	2,391	196,544	214,229	109,944	14	1,157	787	(64,536)
Net income	4,481	368,302	465,485	244,212	2,265	186,159	241,448	116,218	2,217	182,191	226,322	128,106
Less: Net income attributable to noncontrolling interests	(1,031)	(84,743)	(57,302)	(34,756)	(1,000)	(82,181)	(54,055)	(32,103)	(32)	(2,566)	(3,251)	(2,653)
Net income attributable to Toyota Motor Corporation	$ 3,450	¥ 283,559	¥ 408,183	¥ 209,456	$ 1,265	¥ 103,978	¥ 187,393	¥ 84,115	$ 2,185	¥ 179,625	¥ 223,071	¥ 125,453